Segment Information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Information

Note 7—Segment Information

The Company is managed and operated as one business unit. Accordingly, no additional information on business segments or geographical areas is disclosed apart from revenue by geographical areas as disclosed in Note 5 “Revenue.” Revenue is specified on geographical areas according to the location of the customer.